Background, Organization, and Summary of Significant Accounting Policies - Other Income (Deductions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income (deductions)
Interest income	$ 16,183	$ 5,113	$ 4,015
Equity AFUDC	0	0	4,724
Total other income (deductions)	(6,189)	(3,499)	(6,789)
Corporate and administrative
Other income (deductions)
Total other income (deductions)	(263)	(7)	8
Southwest Gas Corporation
Other income (deductions)
Change in COLI policies	(5,400)	8,800	9,200
Interest income	16,183	5,113	4,015
Equity AFUDC	0	0	4,724
Other components of net periodic benefit cost	(751)	(14,021)	(20,022)
Miscellaneous income and (expense)	(16,916)	(4,451)	(4,507)
Total other income (deductions)	(6,884)	(4,559)	(6,590)
Centuri And MountainWest
Other income (deductions)
Equity AFUDC	465	0	0
Miscellaneous income and (expense)	(3,113)	863	(271)
Foreign transaction gain (loss)	977	(22)	(16)
Equity in earnings of unconsolidated investments	$ 2,629	$ 226	$ 80